Document and Entity Information	Jan. 24, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 24, 2024
Entity Registrant Name	HCA HEALTHCARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-11239
Entity Tax Identification Number	27-3865930
Entity Address Address Line 1	One Park Plaza
Entity Address City Or Town	Nashville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37203
City Area Code	615
Local Phone Number	344-9551
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	HCA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 30, 2024, HCA Healthcare, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) announcing the appointment of Michael A. Marks as the Executive Vice President and Chief Financial Officer of the Company (the “Appointment”), effective May 1, 2024 (the “Effective Date”). In accordance with Instruction 2 to Item 5.02 of Form 8-K, the Company is filing this Amendment No. 1 to the Original 8-K (this “Amendment No. 1”) to provide information regarding material changes to Mr. Marks’ compensation arrangements as a result of the Appointment (the “Compensation Changes”), which arrangements had not been determined at the time of the filing of the Original 8-K. The Compensation Changes, as described below, were approved by the Compensation Committee (the “Committee”) of the Company’s Board of Directors on February 22, 2024.
Entity Central Index Key	0000860730